Shareholder Report, Holdings (Details)	Mar. 31, 2026
Gotham 1000 Value ETF [Member] | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Gotham 1000 Value ETF [Member] | Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Rogers Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Alkermes PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Dollar General Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | White Mountains Insurance Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Gotham 1000 Value ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Gotham 1000 Value ETF [Member] | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Gotham 1000 Value ETF [Member] | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Gotham 1000 Value ETF [Member] | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Gotham 1000 Value ETF [Member] | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Gotham 1000 Value ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Gotham 1000 Value ETF [Member] | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Gotham 1000 Value ETF [Member] | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Gotham 1000 Value ETF [Member] | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Gotham 1000 Value ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Gotham 1000 Value ETF [Member] | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Gotham 1000 Value ETF [Member] | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham 1000 Value ETF [Member] | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Gotham 1000 Value ETF [Member] | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham 1000 Value ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham 1000 Value ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Gotham 1000 Value ETF [Member] | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Gotham 1000 Value ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Gotham 1000 Value ETF [Member] | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham 1000 Value ETF [Member] | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham Enhanced 500 ETF [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Gotham Enhanced 500 ETF [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Gotham Enhanced 500 ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Gotham Enhanced 500 ETF [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Gotham Enhanced 500 ETF [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Gotham Enhanced 500 ETF [Member] | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Enhanced 500 ETF [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Gotham Enhanced 500 ETF [Member] | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Enhanced 500 ETF [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Enhanced 500 ETF [Member] | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Enhanced 500 ETF [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Gotham Enhanced 500 ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Gotham Enhanced 500 ETF [Member] | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Gotham Enhanced 500 ETF [Member] | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Gotham Enhanced 500 ETF [Member] | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Gotham Enhanced 500 ETF [Member] | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Gotham Enhanced 500 ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Enhanced 500 ETF [Member] | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Gotham Enhanced 500 ETF [Member] | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Gotham Enhanced 500 ETF [Member] | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Gotham Enhanced 500 ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Gotham Enhanced 500 ETF [Member] | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Gotham Enhanced 500 ETF [Member] | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Gotham Enhanced 500 ETF [Member] | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Gotham Enhanced 500 ETF [Member] | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Gotham Enhanced 500 ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Gotham Enhanced 500 ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Gotham Enhanced 500 ETF [Member] | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham Enhanced 500 ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Gotham Enhanced 500 ETF [Member] | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Enhanced 500 ETF [Member] | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Gotham Short Strategies ETF [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Short Strategies ETF [Member] | Canadian Natural Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Gotham Short Strategies ETF [Member] | DuPont de Nemours, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Short Strategies ETF [Member] | Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Gotham Short Strategies ETF [Member] | Skyworks Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | First Solar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | General Motors Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | Okta, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | Accenture PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Gotham Short Strategies ETF [Member] | CNX Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Gotham Short Strategies ETF [Member] | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Gotham Short Strategies ETF [Member] | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Gotham Short Strategies ETF [Member] | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Gotham Short Strategies ETF [Member] | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Gotham Short Strategies ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Gotham Short Strategies ETF [Member] | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Gotham Short Strategies ETF [Member] | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Gotham Short Strategies ETF [Member] | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Gotham Short Strategies ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Gotham Short Strategies ETF [Member] | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Gotham Short Strategies ETF [Member] | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Gotham Short Strategies ETF [Member] | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Gotham Short Strategies ETF [Member] | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Gotham Short Strategies ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Gotham Short Strategies ETF [Member] | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Gotham Short Strategies ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Gotham Short Strategies ETF [Member] | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%